Property, plant and equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	$ 2,045
Balance at end of period	1,875
Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,160
Balance at end of period	1,037
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	243
Balance at end of period	248
Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	642
Balance at end of period	590
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	7,448
Additions (Depreciation)	281
Dispositions	(125)
Effects of foreign exchange	(175)
Balance at end of period	7,429
Cost | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	4,915
Additions (Depreciation)	243
Dispositions	(125)
Effects of foreign exchange	(107)
Balance at end of period	4,926
Cost | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	1,743
Additions (Depreciation)	38
Dispositions	0
Effects of foreign exchange	(38)
Balance at end of period	1,743
Cost | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	790
Additions (Depreciation)	0
Dispositions	0
Effects of foreign exchange	(30)
Balance at end of period	760
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(5,403)
Additions (Depreciation)	(395)
Dispositions	104
Effects of foreign exchange	140
Balance at end of period	(5,554)
Accumulated depreciation | Furniture and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(3,755)
Additions (Depreciation)	(335)
Dispositions	104
Effects of foreign exchange	97
Balance at end of period	(3,889)
Accumulated depreciation | Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(1,500)
Additions (Depreciation)	(30)
Dispositions	0
Effects of foreign exchange	35
Balance at end of period	(1,495)
Accumulated depreciation | Land and Building
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of period	(148)
Additions (Depreciation)	(30)
Dispositions	0
Effects of foreign exchange	8
Balance at end of period	$ (170)